Goodwill - Summary of Goodwill (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	₩ 1,915,017	₩ 1,932,452	₩ 1,908,590
Shinsegi Telecom, Inc. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,306,236	1,306,236
SK Broadband Co., Ltd. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	358,443	358,443
Other acquisitions [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	₩ 250,338	₩ 267,773